Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2017
Interest Income (Expense), Net [Abstract]
Interest Income and Interest Expense Disclosure [Table Text Block]
Interest expense, net consisted of the following:

For the	Year ended December 31
millions of Canadian dollars	2017	2016
Interest on debt	$663	$443
Beneficial conversion feature (note 10)	-	62
Interest on Convertible Debentures (note 10)	-	65
Interest on acquisition credit facility related to the TECO Energy acquisition (note 4)	-	11
Allowance for borrowed funds used during construction	(7)	(13)
Other	42	17
	$698	$585